SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data [Abstract]
Schedule of Financial Expenses and Others, Net
Financial expenses and others, net:

	Year ended December 31,
	2017	2018	2019

Financial income:
Interest on deposits	$126	$111	$111
Foreign currency translation differences and derivatives (*)	2,522	3,981	190

	2,648	4,092	301
Financial expenses:
Bank charges and interest on loans	(4,830)	(4,597)	(3,787)
Foreign currency translation differences and derivatives	(3,707)	(5,844)	(2,627)
Others	-	-	(408)

	(8,537)	(10,441)	(6,822)

	$(5,889)	$(6,349)	$(6,521)

(*)          During 2018 the Company recorded $ 969 income upon collection of trade receivables balances from customer in Venezuela at a rate which was higher than the rate it could collect these receivables previously.

Schedule of Net income per share
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2017	2018	2019
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$15,560	$23,046	$(2,344)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of Ordinary shares	77,916,912	78,579,013	80,296,581

Effect of dilutive securities:
Employee stock options and RSU	2,025,441	2,442,514	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	79,942,353	81,021,527	80,296,581